Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
Subsequent Events

(7.) SUBSEQUENT EVENTS

Subsequent events and transactions have been evaluated through June 18, 2026, which is the date the financial statements were issued. There were no events or transactions discovered during this evaluation that require recognition or disclosure in the financial statements.